COMPANY OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
COMPANY OVERVIEW AND BASIS OF PRESENTATION	COMPANY OVERVIEW AND BASIS OF PRESENTATION
Globant S.A. is a digitally native company organized in the Grand Duchy of Luxembourg, primarily engaged in helping organizations to reinvent themselves and unleash their potential (hereinafter the “Company” or “Globant” or “Globant Group”). Globant is the place where innovation , design and engineering meet scale.

The Company's principal operating subsidiaries and countries of incorporation as of December 31, 2021 were the following:

Country	Company
Argentina	Sistemas Globales S.A
Chile	Sistemas Globales Chile Asesorías Limitada
Colombia	Sistemas Colombia S.A.S
India	Globant India Private Limited
Mexico	IAFH Globant IT Mexico S. de R.L
Peru	Globant Peru S.A.C
Spain	Software Product Creation S.L.
Spain	BlueCap Management Consulting SL
United Kingdom	Sistemas UK Limited
United States of America	Globant LLC
United States of America	Globant IT Services Corp
Uruguay	Sistemas Globales Uruguay S.A.

The Company provides services from offices located in:

Country	City
Argentina	Buenos Aires, Tandil, Rosario, Tucumán, Córdoba, Resistencia, Bahía Blanca, Mendoza, Mar del Plata and La Plata
Belarus	Minsk
Brazil	São Paulo and São Jose Dos Campos
Chile	Santiago
Colombia	Bogotá, Medellín and Cali
France	Paris
Germany	Berlin
India	Pune and Bangalore
Mexico	Guadalajara, México City and Monterrey
Peru	Lima
Romania	Cluj
Spain	Madrid, Barcelona, Málaga and Logroño
United Kingdom	London
United States of America	San Francisco, New York, Seattle, Raleigh, Miami, Los Angeles and Winston Salem
Uruguay	Montevideo

The Company also has centers of software engineering talent and educational excellence, primarily across Latin America.
Most of the revenues are generated through subsidiaries located in the U.S. The Company's workforce is mainly located in Latin America and to a lesser extent in India, Eastern Europe and the U.S.

The Company's registered office address is 37A Avenue J.F. Kennedy L-1855, Luxembourg.